Variable interest entity ("VIE") (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Variable interest entity ("VIE")
Current assets	$ 45,698,915	$ 29,044,735
PropertyPlantAndEquipmentNet	4,549,212	3,962,455
Total assets	51,351,317	33,729,693
Total liabilities	(26,826,103)	(17,896,158)
Current liabilities:
Short-term loans - banks	4,514,380	4,530,011
Loans from third parties	3,075,249	4,907,512
Short-term loans - related parties	329,120	0
Accounts payable	8,872,009	2,941,104
Other payables and accrued liabilities	991,912	262,987
Other payables - related parties	1,334,534	549,858
Customer deposits	706,972	654,117
Taxes payable	2,975,046	3,037,585
Total current liabilities	22,828,865	16,914,656
Other liabilities:
Loan from a third party	3,131,007	0
Total other liabilities	3,997,238	981,502
Total liabilities	26,826,103	17,896,158
Summarized operating results of the VIE's
Operating revenues	102,545,152	101,104,224	$ 63,276,479
Gross profit	9,001,219	9,651,471	5,067,075
Income from operations	5,534,520	7,042,653	3,521,519
Net income	4,363,591	3,768,109	2,454,874
CQ Penglin
Variable interest entity ("VIE")
Current assets	39,258,826	27,501,962
PropertyPlantAndEquipmentNet	868,435	1,050,013
Other noncurrent assets	162,142	392,876
Total assets	40,289,403	28,944,851
Total liabilities	(30,645,069)	(18,922,393)
Net assets	9,644,334	10,022,458
Current liabilities:
Short-term loans - banks	4,150,310	4,530,011
Loans from third parties	2,303,420	4,756,512
Short-term loans - related parties	329,120	0
Accounts payable	6,995,932	651,404
Other payables and accrued liabilities	238,882	206,850
Other payables - related parties	528,717	444,709
Intercompany payables	8,928,579	4,291,604
Customer deposits	367,149	150,578
Taxes payable	2,805,722	2,909,223
Total current liabilities	26,647,831	17,940,891
Other liabilities:
Long-term loan - bank	866,231	981,502
Loan from a third party	3,131,007	0
Total other liabilities	3,997,238	981,502
Total liabilities	30,645,069	18,922,393
Summarized operating results of the VIE's
Operating revenues	89,959,760	94,596,470	60,944,017
Gross profit	7,809,539	9,011,763	5,146,692
Income from operations	6,556,351	9,454,230	3,694,021
Net income	$ 5,533,912	$ 3,786,061	$ 2,627,212